Goodwill and intangible assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (1,433)	$ (3,048)	$ (1,301)
Reversal of impairment charge	9
Continuing operations | Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(910)
Continuing operations | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Amortization charge	(3,457)	(3,960)	(3,760)
Impairment charge	(523)	(3,048)
Reversal of impairment charge	9
Continuing operations | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(471)	(2,544)
Continuing operations | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Amortization charge	(2,964)	(3,319)
Impairment charge		(310)
Reversal of impairment charge	9
Continuing operations | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization charge	(493)	(641)
Impairment charge	$ (52)	(194)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | PPY988 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		(1,000)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | VDT482 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		(400)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | NIZ985 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		(300)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | UNR844 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			$ (600)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | MBG453 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		(300)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge		$ (300)